Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net sales	$ 7,335	$ 8,050	$ 8,380
Other revenues	69	32	113
Net revenues	7,404	8,082	8,493
Cost of sales	(4,906)	(5,468)	(5,710)
Gross profit	2,498	2,614	2,783
Selling, general and administrative	(927)	(1,066)	(1,166)
Research and development	(1,520)	(1,816)	(2,413)
Other income and expenses, net	207	95	91
Impairment, restructuring charges and other related closure costs	(90)	(292)	(1,376)
Operating income (loss)	168	(465)	(2,081)
Interest expense, net	(18)	(5)	(35)
Income (loss) on equity-method investments	(43)	(122)	(24)
Gain (loss) on financial instruments, net	(1)		3
Income (loss) before income taxes and noncontrolling interest	106	(592)	(2,137)
Income tax benefit (expense)	23	(37)	(51)
Net income (loss)	129	(629)	(2,188)
Net loss (income) attributable to noncontrolling interest	(1)	129	1,030
Net income (loss) attributable to parent company	$ 128	$ (500)	$ (1,158)
Earnings per share (Basic) attributable to parent company stockholders	$ 0.14	$ (0.56)	$ (1.31)
Earnings per share (Diluted) attributable to parent company stockholders	$ 0.14	$ (0.56)	$ (1.31)